Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	GreenTree Hospitality Group Ltd.
Entity Central Index Key	0001724755
Trading Symbol	GHG
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2018
Document Type	20-F
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	66,789,300
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,762,909